FORWARD FUNDS

Supplement dated October 30, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Credit Analysis

Long/Short Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class A, Class C and

Advisor Class Shares of the Forward Credit Analysis Long/Short Fund (“Load Summary Prospectus”),

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the “Fund”) only:

Appointment of a New Sub-Advisor

Effective November 13, 2013, Pacific Investment Management Company LLC (“PIMCO”) shall replace Cedar Ridge Partners, LLC (“Cedar Ridge”) as the sub-advisor to the Fund. Forward Management, LLC (“Forward Management”), the Fund’s advisor, will oversee and coordinate the transition from Cedar Ridge to PIMCO. Accordingly, effective November 13, 2013, all references to Cedar Ridge in each of the prospectuses shall be deleted and the following changes shall be made:

The section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

The following paragraph shall be added after the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

The section titled “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Senior Vice President and municipal portfolio manager for PIMCO. Mr. Deane has primary responsibility for the day-to-day management of the Fund. Messrs. Deane and Hammer have managed the Fund since November 2013.

The information under the heading/subheading “Management of the Funds – Sub-Advisors/Portfolio Managers – Forward Credit Analysis Long/Short Fund” in the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. PIMCO has approximately $2.008 trillion in assets under management as of December 31, 2012.

The Forward Credit Analysis Long/Short Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Joseph Deane. Mr. Deane is an Executive Vice President and head of municipal bond portfolio management for PIMCO. Mr. Deane has primary responsibility for the day-to-day management of the Forward Credit Analysis Long/Short Fund. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset (WAMCO). Mr. Deane was previously a Managing Director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. Mr. Deane holds a bachelor’s degree from Iona College.

David Hammer. Mr. Hammer is a Senior Vice President and municipal bond portfolio manager for PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director at Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group. Mr. Hammer was previously a Vice President and investment grade bond trader in Morgan Stanley’s municipal bond department. Mr. Hammer has 10 years of investment experience and holds a bachelor’s degree from Syracuse University.

In addition, effective November 13, 2013, Forward Management will no longer manage the cash portion of the Fund. Accordingly, effective November 13, 2013, all references to Forward Management managing the cash portion of the Fund in each of the prospectuses shall be deleted.

Reduction in Management Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund’s average daily net assets. Accordingly, effective November 13, 2013, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	0.49%	0.39%
Total Annual Fund Operating Expenses(3)	1.74%	1.39%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	0.54%	0.59%	0.44%
Total Annual Fund Operating Expenses(3)	1.89%	2.34%	1.44%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$756	$337	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$756	$237	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

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The following footnote shall replace the footnote pertaining to the Fund under the table on pages 141-142 of the No-Load Prospectus and pages 137-138 of the Load Prospectus:

Effective as of November 13, 2013, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was reduced from 1.20% to 1.00%. Additionally, effective as of September 16, 2013, Forward Management is contractually obligated to waive advisory fees received by Forward Management with respect to assets allocated to sub-advisors to the extent necessary to limit the amount of the advisory fee retained by Forward Management after payment of sub-advisory fees to the sub-advisors to 0.50% until April 30, 2016. This fee waiver arrangement terminates automatically if Forward Management no longer engages sub-advisors to manage the Fund.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP CLS PIMCO 10302013

FORWARD FUNDS

Supplement dated October 30, 2013

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the “Fund”) only:

Appointment of a New Sub-Advisor

Effective November 13, 2013, Pacific Investment Management Company LLC (“PIMCO”) shall replace Cedar Ridge Partners, LLC (“Cedar Ridge”) as the sub-advisor to the Fund. Forward Management, LLC (“Forward Management”), the Fund’s advisor, will oversee and coordinate the transition from Cedar Ridge to PIMCO. Accordingly, effective November 13, 2013, all references to Cedar Ridge in the SAI shall be deleted and the following changes shall be made:

The paragraph under the heading/subheading “Investment Advisory and Other Services – Sub-Advisors – Forward Credit Analysis Long/Short Fund” in the SAI shall be replaced in its entirety to read as follows:

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. PIMCO is located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. PIMCO is registered with the SEC under the Advisers Act. PIMCO is an investment management firm founded in 1971. PIMCO is a majority-owned subsidiary of Allianz Asset Management with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. As of December 31, 2012, PIMCO had approximately $2.008 trillion in assets under management.

The section titled “Investment Advisory and Other Services – Portfolio Managers – Cedar Ridge Partners, LLC: Forward Credit Analysis Long/Short Fund” in the SAI shall be deleted in its entirety.

The following information shall be added under the heading/subheading “Investment Advisory and Other Services – Portfolio Managers – Pacific Investment Management Company LLC” in the SAI:

Forward Credit Analysis Long/Short Fund

The Forward Credit Analysis Long/Short Fund is team managed by Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Senior Vice President and municipal portfolio manager for PIMCO. Mr. Deane has primary responsibility for the day-to-day management of the Fund.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Deane and Hammer managed as of July 31, 2013:

Joseph Deane

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	23	$6,463.2	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	11	$1,168.4	0	$0.0

David Hammer

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

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The information concerning the portfolio managers’ ownership with respect to the Fund in the table on pages 41-43 of the SAI shall be replaced as follows:

Information as of December 31, 2012 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Joseph Deane**	Forward Credit Analysis Long/Short Fund	A
David Hammer**	Forward Credit Analysis Long/Short Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2013
A	None
B	$1—$10,000
C	$10,001—$50,000
D	$50,001—$100,000
E	$100,001—$500,000
F	$500,001—$1,000,000
G	Over $1,000,000

In addition, effective November 13, 2013, Forward Management will no longer manage the cash portion of the Fund. Accordingly, effective November 13, 2013, all references to Forward Management managing the cash portion of the Fund in the SAI shall be deleted.

Reduction in Management Fee and Sub-Advisory Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund’s average daily net assets. Additionally, effective November 13, 2013, PIMCO shall act as sub-advisor to the Fund. Accordingly, effective November 13, 2013, the following changes shall be made:

The information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI under the heading/subheading “Investment Advisory and Other Services – Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Advisory Fee
Forward Credit Analysis Long/Short Fund	1.00%

The information concerning the sub-advisory fee paid by the Fund as contained in the table on page 20 of the SAI under the heading/subheading “Investment Advisory and Other Services – Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Sub-Advisory Fee
Forward Credit Analysis Long/Short Fund	0.50%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP CLS PIMCO SAI 10302013